Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Concentration of Risk
The following table summarizes customers with greater than 10% of the accounts receivables:

	2019	2020
Customer A — Social media platform	24%	12%

The following table summarizes customers with greater than 10% of total revenues:

	2018	2019	2020
Customer A — Social media platform	16%	*	*

*Less than 10%

Schedule Assets and Liabilities Measured at Fair Value
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2020:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Balance at Fair value
Short-term investments — financial products issued by banks	—	24,046,345	—	24,046,345

Schedule of Useful lives of Property and Equipment
The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	(US$)
Cost:
Network equipment	$6,976,107	$19,900,918
Leasehold improvements	1,089,970	1,950,310
Electronic equipment	1,170,866	2,232,004
Furniture, computers and office equipment	443,453	873,626
Total cost	9,680,396	24,956,858
Less: accumulated depreciation	(3,398,406)	(8,203,008)
Property and equipment, net	$6,281,990	$16,753,850

Schedule of Disaggregation of Revenue
The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Primary geographical markets based on customers’ location
PRC	$33,311,919	$50,583,684	$107,092,363
United States	4,582,105	5,296,269	10,019,248
Others	5,762,930	8,548,737	16,452,310
Total revenues	$43,656,954	$64,428,690	$133,563,921